Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable	$ 2,110,725	$ 2,229,840	$ 2,918,435
Less: Provisions for doubtful accounts	(95,680)	(16,800)	(29,556)
Accounts receivable, net	$ 2,015,045	$ 2,213,040	$ 2,888,879